Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net loss for basic and diluted net loss per share	$ (24,385)	$ (20,159)	$ (45,333)	$ (39,070)
Denominator:
Weighted average shares - for basic and diluted net loss per share	66,568	64,908	66,151	61,796
Net loss per share
Basic and diluted	$ (0.37)	$ (0.31)	$ (0.69)	$ (0.63)